SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Warrants & Derivatives (Details) - USD ($) $ in Thousands	4 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Embedded Derivative Financial Instruments | Derivative Financial Instruments, Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Estimated fair value at beginning of period		$ 1,500
Change in estimated fair value		(1,330)
Estimated fair value at end of period		170	$ 170
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Estimated fair value at beginning of period			4,284	$ 7,335	$ 0
Change in estimated fair value			(3,903)	(3,051)	(13,448)
Settlement of forward contract liability					(915)
Estimated fair value at end of period	$ 4,284	381	381	4,284	$ 7,335
Derivative Financial Instruments, Liabilities | Price Differential
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Estimated fair value at beginning of period	7,705		4,189
Change in estimated fair value	104		(2,399)
Settlement of forward contract liability	3,412		6,588
Estimated fair value at end of period	$ 4,189	$ 0	$ 0	$ 4,189